SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No.     11      (File No. 33-57731)       [x]
                                       ---------

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    12       (File No. 811-07247)                     [x]
                       ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
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                               (Name of Depositor)

1751 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b)
   [X] on April 29, 2005 pursuant  to  paragraph  (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 29, 2005


PRIVILEGED ASSETS(R) SELECT ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN PARTNERS LIFE INSURANCE COMPANY (AMERICAN PARTNERS LIFE)
            1751 AXP Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 633-4003
            (Administrative Office)


            APL VARIABLE ANNUITY ACCOUNT 1

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  American Century(R) Variable Portfolios, Inc.

o  Credit Suisse Trust

o  Janus Aspen Series: Institutional Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Partners Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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1   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS .....................................................................3

THE CONTRACT IN BRIEF .........................................................4

EXPENSE SUMMARY ...............................................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...................................8

FINANCIAL STATEMENTS ..........................................................9

THE VARIABLE ACCOUNT AND THE FUNDS ...........................................10

THE FIXED ACCOUNT ............................................................13

BUYING YOUR CONTRACT .........................................................13

CHARGES ......................................................................15

VALUING YOUR INVESTMENT ......................................................16

MAKING THE MOST OF YOUR CONTRACT .............................................17

SURRENDERS ...................................................................20

CHANGING OWNERSHIP ...........................................................20

BENEFITS IN CASE OF DEATH ....................................................21

THE ANNUITY PAYOUT PERIOD ....................................................22

TAXES ........................................................................23

VOTING RIGHTS ................................................................25

SUBSTITUTION OF INVESTMENTS ..................................................25

ABOUT THE SERVICE PROVIDERS ..................................................26

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .................27

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Partners Life. American Partners Life issues your contract.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Partners Life.


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2   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN PARTNERS LIFE: In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


o Individual Retirement Annuities (IRAs) under Section 408(b) of the Code, including rollovers from qualified plans


o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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3   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax) on a fixed basis.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required minimum distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details.) You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

o  the  fixed   account,   which  earns  interest  at  a  rate  that  we  adjust
   periodically. (p. 13)

BUYING YOUR CONTRACT: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our administrative office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

   If paying by installments under a scheduled payment plan:

        $100 per month

        $50 biweekly

   If paying by any other method:

        $2,000 initial payment for nonqualified annuities

        $1,000 initial payment for qualified annuities

        $100 for any additional payments

   Installments must total at least $1,000 in the first year.

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4   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:

   For the first year:

        $1,000,000 for issue ages through 75

        $500,000 for issue ages 76 through 85

        $50,000 for issue ages 86 to 90

   For each subsequent year:

        $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin. You may establish automated transfers among the accounts. (p. 17)

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 21)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. Payouts will be made on a fixed basis. (p. 22)

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 23)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE                                                           0%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                   Guaranteed:            $50
                                                      Current:            $30

(We currently waive this charge when purchase payments less partial surrenders is at least $10,000.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                             1%

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5   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                          MINIMUM       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements             .63%          1.57%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                 MANAGEMENT     12B-1      OTHER
                                                                                    FEES         FEES     EXPENSES     TOTAL
AXP(R) Variable Portfolio - Cash Management Fund                                     .51%        .13%      .05%         .69%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund                                    .60         .13       .08          .81(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund                                    .65         .13       .07          .85(1)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP(R) Variable Portfolio - Managed Fund                                             .59         .13       .06          .78(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 .51         .13       .08          .72(1)
AXP(R) Variable Portfolio - Threadneedle International Fund                          .75         .13       .10          .98(1)
(previously AXP(R) Variable Portfolio - International Fund)
AIM V.I. Core Stock Fund, Series I Shares                                            .75          --       .46         1.21(2)
(previously INVESCO VIF - Core Equity Fund, Series I Shares)
American Century(R) VP Capital Appreciation, Class I                                1.00          --        --         1.00(3)
American Century(R) VP Value, Class I                                                .93          --        --          .93(3)
Credit Suisse Trust - Global Small Cap Portfolio                                    1.25          --       .32         1.57(4)
(previously Credit Suisse Trust - Global Post-Venture Capital Portfolio)
Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares                  .64          --       .02          .66(5)
(previously Janus Aspen Series Growth Portfolio: Institutional Shares)
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                  .60          --       .03          .63(5)

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

(2) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006. Effective Jan.1, 2005 through Dec. 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed
      1.15 for AIM V.I. Core Stock Fund, Series I Shares average daily net assets.

(3) Based on expenses incurred by the Fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. The expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Global Small Cap Portfolio (1.08%, 0%, .32% and 1.40%).

(5) Fees and expenses shown were determined based on net assets as of the fiscal year ended Dec. 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. Expenses for the Portfolios are based upon expenses for the fiscal year ended Dec. 31, 2004. All expenses are shown without the effect of any expense offset arrangements.


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6   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The funds"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the contract.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

o  assets of the fund's adviser, subadviser or an affiliate of either;

o  assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o  subaccounting,   transaction  processing,  recordkeeping  and  administrative services.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:


               1 YEAR            3 YEARS          5 YEARS         10 YEARS
               $272.75           $836.99         $1,427.17        $3,024.04


MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:


               1 YEAR            3 YEARS          5 YEARS           10 YEARS
               $176.40           $546.52          $940.97           $2,044.37


* In these examples the $30 contract administrative charge is approximated as a .091% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                       2004  2003  2002  2001  2000  1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (11/10/1995)
Accumulation unit value at beginning of period                           $1.26 $1.26 $1.26 $1.23 $1.17 $1.13 $1.09 $1.04 $1.00 $1.00
Accumulation unit value at end of period                                 $1.25 $1.26 $1.26 $1.26 $1.23 $1.17 $1.13 $1.09 $1.04 $1.00
Number of accumulation units outstanding at end of period (000 omitted)    135   213 1,046 1,042 1,012   949   977   151   501     2

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.56% AND 0.57%,
  RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Bond Fund (11/10/1995)
Accumulation unit value at beginning of period                           $1.42 $1.38 $1.32 $1.24 $1.18 $1.18 $1.17 $1.09 $1.02 $1.00
Accumulation unit value at end of period                                 $1.47 $1.42 $1.38 $1.32 $1.24 $1.18 $1.18 $1.17 $1.09 $1.02
Number of accumulation units outstanding at end of period (000 omitted)    431   653   659   746   330   340   339   206    63    --
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Large Cap Equity Fund (11/10/1995)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                           $1.34 $1.05 $1.36 $1.67 $2.05 $1.67 $1.36 $1.11 $1.03 $1.00
Accumulation unit value at end of period                                 $1.40 $1.34 $1.05 $1.36 $1.67 $2.05 $1.67 $1.36 $1.11 $1.03
Number of accumulation units outstanding at end of period (000 omitted)    655   711   742   797   957   911   738   421   197    --
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund (11/10/1995)
Accumulation unit value at beginning of period                           $1.61 $1.35 $1.57 $1.77 $1.83 $1.61 $1.40 $1.19 $1.02 $1.00
Accumulation unit value at end of period                                 $1.74 $1.61 $1.35 $1.57 $1.77 $1.83 $1.61 $1.40 $1.19 $1.02
Number of accumulation units outstanding at end of period (000 omitted)    548   560   577   701   870   753   745   584    98    --
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Strategy Aggressive Fund (11/10/1995)
Accumulation unit value at beginning of period                           $1.01 $0.79 $1.17 $1.76 $2.20 $1.30 $1.28 $1.15 $0.99 $1.00
Accumulation unit value at end of period                                 $1.09 $1.01 $0.79 $1.17 $1.76 $2.20 $1.30 $1.28 $1.15 $0.99
Number of accumulation units outstanding at end of period (000 omitted)    847 1,005 1,072 1,149 1,352 1,005   694   452   269    --
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Threadneedle International Fund (11/10/1995)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                           $1.02 $0.81 $1.00 $1.41 $1.90 $1.32 $1.15 $1.13 $1.04 $1.00
Accumulation unit value at end of period                                 $1.19 $1.02 $0.81 $1.00 $1.41 $1.90 $1.32 $1.15 $1.13 $1.04
Number of accumulation units outstanding at end of period (000 omitted)    287   278   280   292   450   203   178   153    75    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Stock Fund, Series I Shares (11/13/1995)
(previously INVESCO VIF - Core Equity Fund, Series I Shares)
Accumulation unit value at beginning of period                           $1.91 $1.57 $1.96 $2.18 $2.09 $1.84 $1.61 $1.28 $1.05 $1.00
Accumulation unit value at end of period                                 $1.97 $1.91 $1.57 $1.96 $2.18 $2.09 $1.84 $1.61 $1.28 $1.05
Number of accumulation units outstanding at end of period (000 omitted)    625   717   749   960 1,084 1,188 1,205   791   131    --
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation, Class I (1/29/1996)
Accumulation unit value at beginning of period                           $1.05 $0.88 $1.12 $1.58 $1.46 $0.90 $0.93 $0.97 $1.00    --
Accumulation unit value at end of period                                 $1.11 $1.05 $0.88 $1.12 $1.58 $1.46 $0.90 $0.93 $0.97    --
Number of accumulation units outstanding at end of period (000 omitted)    488   526   591   685   874   397   303   256   156    --
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Value, Class I (9/4/1996)
Accumulation unit value at beginning of period                           $2.05 $1.61 $1.86 $1.66 $1.42 $1.45 $1.40 $1.12 $1.00    --
Accumulation unit value at end of period                                 $2.32 $2.05 $1.61 $1.86 $1.66 $1.42 $1.45 $1.40 $1.12    --
Number of accumulation units outstanding at end of period (000 omitted)    941   887   881   646   335   316   410   224     9    --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                       2004  2003  2002  2001  2000  1999  1998  1997  1996 1995
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio (9/30/1996)
(previously Credit Suisse Trust - Global Post-Venture Capital Portfolio)
Accumulation unit value at beginning of period                           $1.01 $0.69 $1.06 $1.50 $1.87 $1.15 $1.09 $0.98 $1.00   --
Accumulation unit value at end of period                                 $1.18 $1.01 $0.69 $1.06 $1.50 $1.87 $1.15 $1.09 $0.98   --
Number of accumulation units outstanding at end of period (000 omitted)    597   538   497   548   811   270   290   231    42   --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares
(9/4/1996)
(previously Janus Aspen Series Growth Portfolio: Institutional Shares)
Accumulation unit value at beginning of period                           $1.49 $1.14 $1.57 $2.11 $2.49 $1.75 $1.30 $1.07 $1.00   --
Accumulation unit value at end of period                                 $1.54 $1.49 $1.14 $1.57 $2.11 $2.49 $1.75 $1.30 $1.07   --
Number of accumulation units outstanding at end of period (000 omitted)  2,074 2,434 2,762 3,184 3,824 3,232 1,631 1,020    45   --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
(1/29/1996)
Accumulation unit value at beginning of period                           $1.84 $1.50 $2.03 $2.65 $3.17 $1.95 $1.53 $1.26 $1.00   --
Accumulation unit value at end of period                                 $1.91 $1.84 $1.50 $2.03 $2.65 $3.17 $1.95 $1.53 $1.26   --
Number of accumulation units outstanding at end of period (000 omitted)  1,566 2,011 2,341 2,765 3,621 2,725 2,190 1,908   295   --
------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

--------------------------------------------------------------------------------
9   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary").

o ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE: Purchase payments and contract value you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP(R) Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
10   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

------------------------------- ------------------------------------------------------------- ---------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER OR MANAGER
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     Maximum current income consistent with liquidity and          AEFC
Cash Management Fund            stability of principal. Invests primarily in money market
                                instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                                certificates of deposit, bankers' acceptances, letters of
                                credit, and commercial paper, including asset-backed
                                commercial paper.
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     High level of current income while attempting to conserve     AEFC
Diversified Bond Fund           the value of the investment and continuing a high level of income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the
                                Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index, which are investment grade and denominated in U.S. dollars.  The
                                Index includes securities issued by the U.S. government,
                                corporate bonds, and mortgage- and asset-backed securities.
                                Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve
                                higher yield and/or capital appreciation by buying
                                lower-quality bonds.
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     Capital appreciation. Under normal market conditions, the     AEFC
Large Cap Equity Fund           Fund invests at least 80% of its net assets in equity
                                securities of companies with market capitalization greater
(previously AXP(R) Variable     than  $5 billion at the time of purchase.
Portfolio - Capital Resource
Fund)
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     Maximum total investment return through a combination of      AEFC
Managed Fund                    capital growth and current income. Invests primarily in a
                                combination of common and preferred stocks, bonds and other debt securities.
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     Capital appreciation. Under normal market conditions, at      AEFC
Strategy Aggressive Fund        least 65% of the Fund's total assets are invested in equity securities.
------------------------------- ------------------------------------------------------------- ---------------------------------
AXP(R) Variable Portfolio -     Capital appreciation. Invests primarily in equity             AEFC, adviser; Threadneedle
Threadneedle International      securities of foreign issuers that offer strong growth        International Limited, an
Fund                            potential.                                                    indirect wholly-owned
                                                                                              subsidiary of AEFC, subadviser.
(previously AXP(R) Variable
Portfolio - International
Fund)
------------------------------- ------------------------------------------------------------- ---------------------------------


--------------------------------------------------------------------------------
11   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

------------------------------- ------------------------------------------------------------- ---------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER OR MANAGER
------------------------------- ------------------------------------------------------------- ---------------------------------
AIM V.I. Core Stock Fund,       High total return through both growth and current income.     A I M Advisors, Inc., advisor;
Series I Shares                 The Fund normally invests at least 80% of its assets in       INVESCO Institutional (N.A.),
                                common and preferred stocks. At least 50% of common and       Inc., subadvisor.
(previously INVESCO  VIF -      preferred stocks which the Fund holds will be dividend
Core Equity Fund,  Series I     paying. Stocks selected for the Fund generally are expected
Shares)                         to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a
                                history of paying dividends, it also may invest in
                                companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that
                                can be traded easily in the United States. It may however, invest in foreign securities in the form of American
                                Depository Receipts ("ADRs").
------------------------------- ------------------------------------------------------------- ---------------------------------
American Century(R) VP          Capital growth, with income as a secondary objective.         American Century Investment
Capital Appreciation, Class I   Invests primarily in common stocks that are considered  by    Management, Inc.
                                management to have better-than-average prospects  for
                                appreciation.
------------------------------- ------------------------------------------------------------- ---------------------------------
American Century(R) VP          Capital growth, with income as a secondary objective.         American Century Investment
Value, Class I                  Invests primarily in stocks of companies that management      Management, Inc.
                                believes to be undervalued at the time of purchase.
------------------------------- ------------------------------------------------------------- ---------------------------------
Credit Suisse Trust - Global    Long-term growth of capital. Invests primarily in equity      Credit Suisse Asset
Small Cap Portfolio             securities of small companies from at least three countries   Management, LLC, investment
                                including the U.S.                                            adviser; Credit Suisse Asset
(previously Credit Suisse                                                                     Management Limited ("CSAM
Trust - Global Post-Venture                                                                   London," and "CSAM Australia"),
Capital Portfolio)                                                                            sub-investment adviser.
------------------------------- ------------------------------------------------------------- ---------------------------------
Janus Aspen Series - Large      Long-term growth of capital in a manner consistent with       Janus Capital
Cap Growth Portfolio:           the preservation of capital. Invests under normal
Institutional Shares            circumstances at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market
(previously Janus Aspen         capitalization falls within the range of companies in the
Series - Growth Portfolio:      Russell 1000(R) Index at the time of purchase.
Institutional Shares)
------------------------------- ------------------------------------------------------------- ---------------------------------
Janus Aspen Series -            Long-term growth of capital in a manner consistent with       Janus Capital
Worldwide Growth Portfolio:     the preservation of capital. Invests primarily in common
Institutional Shares            stocks of companies of any size located throughout the
                                world.  The Portfolio normally invests in issuers from at
                                least  five different countries, including the United
                                States.  The Portfolio under unusual circumstances invests in fewer than five countries or even a single country.
------------------------------- ------------------------------------------------------------- ---------------------------------


--------------------------------------------------------------------------------
12   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

o  the fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;

o the date you want to start receiving annuity payouts (the annuity start date); and

o  a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE ANNUITY START DATE


Annuity payouts are to begin on the annuity start date. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

o  no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

FOR QUALIFIED ANNUITIES, to comply with IRS regulations, the annuity start date generally must be:

o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)


BENEFICIARY


If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
13   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

      $100 per month

      $50 biweekly

   If paying by any other method:

      $2,000 initial payment for nonqualified annuities

      $1,000 initial payment for qualified annuities

      $100 for any additional payments

   Installments must total at least $1,000 in the first year.

(1) If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) (for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):

   For the first year:

      $1,000,000 through age 75

      $500,000 for ages 76 through 85


      $50,000 for ages 86 to 90


   For each subsequent year:

      $50,000

(2) These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

Through:

o  a bank authorization.

3 OTHER METHOD ACCEPTABLE TO US

--------------------------------------------------------------------------------
14   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:

o the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

o  a death benefit is payable, or

o  you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

--------------------------------------------------------------------------------
15   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o  plus interest credited;

o  minus the sum of amounts surrendered and amounts transferred out; and

o  minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders; and/or

o  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:


o  changes in fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and


o  mortality and expense risk fees.

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16   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                         NUMBER
                                                             AMOUNT          ACCUMULATION               OF UNITS
                                            MONTH           INVESTED          UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month ...                    Jan              $ 100              $ 20                    5.00

                                             Feb                100                18                    5.56

you automatically buy more                   Mar                100                17                    5.88
units when the per unit market
price is low ...                   ---->     Apr                100                15                    6.67

                                             May                100                16                    6.25

                                             Jun                100                18                    5.56

                                             Jul                100                17                    5.88

                                             Aug                100                19                    5.26
and fewer units when the per
unit market price is high.         ---->     Sept               100                21                    4.76

                                             Oct                100                20                    5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our administrative office.


TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


--------------------------------------------------------------------------------
17   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.


o The amount transferred to any one account must be at least $100.

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18   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


* Failure to provide your Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o  Automated   surrenders  may  be  restricted  by  applicable  law  under  some contracts.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $100

3 BY PHONE


Call between 8 a.m. and 5:30 p.m. Central time:


(800) 633-4003

TTY service for the hearing impaired:
(800) 710-5260

MINIMUM AMOUNT
Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $5,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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19   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our administrative office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our administrative office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of your death benefit (see "Taxes -- Qualified Annuities -- Required minimum distributions").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you.

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our administrative office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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20   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

o  contract value; or

o  purchase payments minus partial surrenders.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o  payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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21   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex; and

o  the annuity table in the contract.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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22   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


SURRENDERS: If you surrender part or all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING (INCLUDING IRAS AND SEPS): If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


o because of your death or, in the event of non-natural ownership, the death of the annuitant;


o  because you become disabled (as defined in the Code);


o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o  if it is allocable to an investment before Aug. 14, 1982;  or

o  if the annuity payouts begin before the first contract anniversary.


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23   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

SURRENDERS: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death,

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

--------------------------------------------------------------------------------
24   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

AMERICAN PARTNERS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change,

o  the existing funds become unavailable, or

o  in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

o  change the funds in which the subaccounts invest, and

o  make additional subaccounts investing in additional funds.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
25   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of AEFC which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER

American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our administrative office is located at 1751 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Partners Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Partners Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Partners Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Partners Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Partners Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


--------------------------------------------------------------------------------
26   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts............................p. 3
Rating Agencies........................................p. 3
Principal Underwriter..................................p. 3
Independent Registered Public Accounting Firm..........p. 3
Financial Statements...................................p. 4


--------------------------------------------------------------------------------
27   APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

(logo)
AMERICAN
 EXPRESS
(R)

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


(800) 633-4003



30325 M (4/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1


                                 APRIL 29, 2005


APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474
(800) 633-4003

TABLE OF CONTENTS

Calculating Annuity Payouts                              p. 3

Rating Agencies                                          p. 3

Principal Underwriter                                    p. 3


Independent Registered Public Accounting Firm            p. 3

Financial Statements                                     p. 4

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Partners Life. American Partners Life issues your contract.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Partners Life.


--------------------------------------------------------------------------------
2  --  APL VARIABLE ANNUITY ACCOUNT 1

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and American Partners Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXPFinancial Center, Minneapolis, MN 55474. American Partners Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their report appearing herein.


--------------------------------------------------------------------------------
3  --  APL VARIABLE ANNUITY ACCOUNT 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of APL Variable Annuity Account 1's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of APL Variable Annuity Account 1's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 31, 2005

--------------------------------------------------------------------------------
4  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                                                       AXP VP
                                                                        AXP VP      AXP VP      AXP VP     AXP VP     STRATEGY
DECEMBER 31, 2004                                                      CASH MGMT   DIV BOND    LG CAP EQ   MANAGED      AGGR
ASSETS
Investments, at value(1),(2)                                           $169,219   $633,606  $  920,209  $  957,369    $923,133
Dividends receivable                                                        213      2,347          --          --          --
Receivable for share redemptions                                             --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            169,432    635,953     920,209     957,369     923,133
====================================================================================================================================

LIABILITIES
Payable to American Partners Life for:
   Mortality and expense risk fee                                           143        531         784         788         778
   Contract terminations                                                     --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           143        531         784         788         778
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              $169,289   $635,422  $  919,425  $  956,581    $922,355
====================================================================================================================================
(1) Investment shares                                                   169,280     59,513      43,951      63,442     115,375
(2) Investments, at cost                                               $169,219   $626,312  $1,172,207  $1,048,626    $852,814
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                    AIM VI
                                                                        AXP VP    CORE STOCK,  AC VP CAP    AC VP     CS GLOBAL
DECEMBER 31, 2004 (CONTINUED)                                          THDL INTL     SER I    APPR, CL I  VAL, CL I    SM CAP

ASSETS
Investments, at value(1),(2)                                           $341,074 $1,229,061    $543,525  $2,184,754    $703,794
Dividends receivable                                                         --         --          --          --          --
Receivable for share redemptions                                             --      1,081         464       1,864         604
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            341,074  1,230,142     543,989   2,186,618     704,398
====================================================================================================================================

LIABILITIES
Payable to American Partners Life for:
   Mortality and expense risk fee                                           289      1,081         464       1,864         604
   Contract terminations                                                     --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           289      1,081         464       1,864         604
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              $340,785 $1,229,061    $543,525  $2,184,754    $703,794
====================================================================================================================================
(1) Investment shares                                                    35,371     66,400      70,956     249,686      63,121
(2) Investments, at cost                                               $267,039 $1,206,646    $714,743  $1,772,452    $833,810
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SEGREGATED ASSET
                                                                                                          SUBACCOUNTS
                                                                                             ---------------------------------------
                                                                                                    JANUS ASPEN JANUS ASPEN
                                                                                                     LG CAP        WORLD
DECEMBER 31, 2004 (CONTINUED)                                                                        GRO, INST    GRO, INST

ASSETS
Investments, at value(1),(2)                                                                       $3,195,535   $2,989,905
Dividends receivable                                                                                       --           --
Receivable for share redemptions                                                                        8,279        9,077
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                        3,203,814    2,998,982
====================================================================================================================================

LIABILITIES
Payable to American Partners Life for:
   Mortality and expense risk fee                                                                       2,788        2,596
   Contract terminations                                                                                5,491        6,481
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                       8,279        9,077
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                          $3,195,535   $2,989,905
====================================================================================================================================
(1) Investment shares                                                                                 159,219      111,647
(2) Investments, at cost                                                                           $3,847,390   $3,763,401
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                                                       AXP VP
                                                                        AXP VP      AXP VP      AXP VP     AXP VP     STRATEGY
YEAR ENDED DECEMBER 31, 2004                                           CASH MGMT   DIV BOND    LG CAP EQ   MANAGED      AGGR

INVESTMENT INCOME
Dividend income                                                        $  1,379   $ 28,201    $  8,158    $ 20,404      $   --
Variable account expenses                                                 1,973      7,448       9,139       9,046       9,187
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            (594)    20,753        (981)     11,358      (9,187)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  158,051    419,401     182,076     169,276     241,635
   Cost of investments sold                                             158,051    416,577     246,985     199,618     249,208
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                             --      2,824     (64,909)    (30,342)     (7,573)
Distributions from capital gains                                             --         --          --          --          --
Net change in unrealized appreciation or depreciation of investments         --        217     107,624      92,455      82,425
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               --      3,041      42,715      62,113      74,852
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   (594)  $ 23,794    $ 41,734    $ 73,471    $ 65,665
====================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                    AIM VI
                                                                        AXP VP    CORE STOCK,  AC VP CAP    AC VP     CS GLOBAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                               THDL INTL     SER I    APPR, CL I  VAL, CL I    SM CAP

INVESTMENT INCOME
Dividend income                                                         $ 3,496   $ 10,699      $   --    $ 19,615      $   --
Variable account expenses                                                 3,136     12,929       5,747      19,694       6,338
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             360     (2,230)     (5,747)        (79)     (6,338)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   57,622    329,154     132,708     396,089     108,779
   Cost of investments sold                                              50,995    336,648     190,411     342,636     149,594
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          6,627     (7,494)    (57,703)     53,453     (40,815)
Distributions from capital gains                                             --         --          --      15,216          --
Net change in unrealized appreciation or depreciation of investments     39,146     44,223      93,622     177,433     144,939
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           45,773     36,729      35,919     246,102     104,124
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $46,133   $ 34,499    $ 30,172    $246,023    $ 97,786
====================================================================================================================================

                                                                                                         SEGREGATED ASSET
                                                                                                          SUBACCOUNTS
                                                                                             ---------------------------------------
                                                                                                     JANUS ASPEN  JANUS ASPEN
                                                                                                       LG CAP        WORLD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                              GRO, INST     GRO, INST

INVESTMENT INCOME
Dividend income                                                                                      $   4,620   $   31,651
Variable account expenses                                                                               33,281       33,272
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                        (28,661)      (1,621)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                                 701,196    1,052,536
   Cost of investments sold                                                                            897,650    1,394,235
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                      (196,454)    (341,699)
Distributions from capital gains                                                                            --           --
Net change in unrealized appreciation or depreciation of investments                                   321,630      438,057
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                         125,176       96,358
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                      $  96,515   $   94,737
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                                                       AXP VP
                                                                        AXP VP      AXP VP      AXP VP     AXP VP     STRATEGY
YEAR ENDED DECEMBER 31, 2004                                           CASH MGMT   DIV BOND    LG CAP EQ   MANAGED      AGGR

OPERATIONS
Investment income (loss) -- net                                       $    (594) $  20,753   $    (981)  $  11,358  $   (9,187)
Net realized gain (loss) on sales of investments                             --      2,824     (64,909)    (30,342)     (7,573)
Distributions from capital gains                                             --         --          --          --          --
Net change in unrealized appreciation or depreciation of investments         --        217     107,624      92,455      82,425
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (594)    23,794      41,734      73,471      65,665
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                               48,569     45,531      34,189      30,945      70,253
Net transfers(1)                                                       (132,293)  (236,236)     32,268     100,919     (26,118)
Contract charges                                                           (206)      (544)       (767)       (522)       (845)
Contract terminations:
   Surrender benefits                                                   (13,605)  (127,199)   (130,717)   (125,733)   (196,801)
   Death benefits                                                            --         --      (9,695)    (22,701)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (97,535)  (318,448)    (74,722)    (17,092)   (153,511)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         267,418    930,076     952,413     900,202   1,010,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 169,289  $ 635,422   $ 919,425   $ 956,581  $  922,355
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  212,602    652,945     711,432     559,955   1,005,134
Contract purchase payments                                               38,736     31,694      25,318      18,924      70,954
Net transfers(1)                                                       (105,428)  (165,494)     23,322      60,966     (25,447)
Contract charges                                                           (164)      (377)       (577)       (320)       (854)
Contract terminations:
   Surrender benefits                                                   (10,848)   (87,518)    (97,435)    (76,786)   (202,495)
   Death benefits                                                            --         --      (6,918)    (14,354)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        134,898    431,250     655,142     548,385     847,292
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                    AIM VI
                                                                        AXP VP    CORE STOCK,  AC VP CAP    AC VP     CS GLOBAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                               THDL INTL     SER I    APPR, CL I  VAL, CL I    SM CAP

OPERATIONS
Investment income (loss) -- net                                        $    360 $   (2,230)   $ (5,747) $      (79)   $ (6,338)
Net realized gain (loss) on sales of investments                          6,627     (7,494)    (57,703)     53,453     (40,815)
Distributions from capital gains                                             --         --          --      15,216          --
Net change in unrealized appreciation or depreciation of investments     39,146     44,223      93,622     177,433     144,939
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          46,133     34,499      30,172     246,023      97,786
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                9,286     43,385      28,894     108,488      57,274
Net transfers(1)                                                         33,055     57,072      24,375     322,753      69,569
Contract charges                                                           (225)    (1,158)       (408)     (1,010)       (568)
Contract terminations:
   Surrender benefits                                                   (31,263)  (258,253)    (89,291)   (294,744)    (62,949)
   Death benefits                                                            --    (11,663)         --     (15,839)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           10,853   (170,617)    (36,430)    119,648      63,326
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         283,799  1,365,179     549,783   1,819,083     542,682
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $340,785 $1,229,061    $543,525  $2,184,754    $703,794
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  277,643    716,551     525,666     886,932     537,544
Contract purchase payments                                                8,827     22,936      28,184      50,537      54,508
Net transfers(1)                                                         30,703     29,711      20,380     149,153      66,468
Contract charges                                                           (214)      (617)       (399)       (472)       (537)
Contract terminations:
   Surrender benefits                                                   (30,139)  (137,533)    (85,906)   (138,241)    (61,165)
   Death benefits                                                            --     (5,928)         --      (6,830)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        286,820    625,120     487,925     941,079     596,818
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                         SEGREGATED ASSET
                                                                                                          SUBACCOUNTS
                                                                                             ---------------------------------------
                                                                                                      JANUS ASPEN    JANUS ASPEN
                                                                                                        LG CAP         WORLD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                               GRO, INST      GRO, INST

OPERATIONS
Investment income (loss) -- net                                                                     $  (28,661)  $   (1,621)
Net realized gain (loss) on sales of investments                                                      (196,454)    (341,699)
Distributions from capital gains                                                                            --           --
Net change in unrealized appreciation or depreciation of investments                                   321,630      438,057
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                         96,515       94,737
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                                             134,721      162,576
Net transfers(1)                                                                                      (136,069)    (156,857)
Contract charges                                                                                        (3,513)      (3,807)
Contract terminations:
   Surrender benefits                                                                                 (500,254)    (798,694)
   Death benefits                                                                                      (21,313)      (8,610)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                        (526,428)    (805,392)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                      3,625,448    3,700,560
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                           $3,195,535   $2,989,905
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                               2,434,452    2,011,103
Contract purchase payments                                                                              91,997       89,188
Net transfers(1)                                                                                       (92,268)     (88,534)
Contract charges                                                                                        (2,415)      (2,075)
Contract terminations:
   Surrender benefits                                                                                 (343,934)    (438,666)
   Death benefits                                                                                      (14,062)      (4,523)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                     2,073,770    1,566,493
====================================================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                                                       AXP VP
                                                                        AXP VP      AXP VP      AXP VP     AXP VP     STRATEGY
YEAR ENDED DECEMBER 31, 2003                                           CASH MGMT   DIV BOND    LG CAP EQ   MANAGED      AGGR

OPERATIONS
Investment income (loss) -- net                                     $    (3,867) $  25,297    $ (3,271)   $  9,815  $   (9,394)
Net realized gain (loss) on sales of investments                             --      1,213     (75,646)    (50,209)    (24,476)
Net change in unrealized appreciation or depreciation of investments         --      4,668     291,253     179,767     259,719
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (3,867)    31,178     212,336     139,373     225,849
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                               68,406     81,178      25,286      23,627      58,200
Net transfers(1)                                                        116,526     32,356      21,506      28,148      (5,633)
Contract charges                                                           (320)      (711)       (798)       (540)       (883)
Contract terminations:
   Surrender benefits                                                (1,234,882)  (120,717)    (82,188)    (69,654)   (112,609)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (1,050,270)    (7,894)    (36,194)    (18,419)    (60,925)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       1,321,555    906,792     776,271     779,248     845,277
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $   267,418  $ 930,076    $952,413    $900,202  $1,010,201
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                1,046,136    658,528     741,822     577,111   1,072,483
Contract purchase payments                                               54,362     57,770      21,803      16,303      65,953
Net transfers(1)                                                         93,085     23,122      16,057      16,590      (9,412)
Contract charges                                                           (254)      (508)       (700)       (387)     (1,058)
Contract terminations:
   Surrender benefits                                                  (980,727)   (85,967)    (67,550)    (49,662)   (122,832)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        212,602    652,945     711,432     559,955   1,005,134
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                    AIM VI
                                                                        AXP VP    CORE STOCK,  AC VP CAP    AC VP     CS GLOBAL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                               THDL INTL     SER I    APPR, CL I  VAL, CL I    SM CAP

OPERATIONS
Investment income (loss) -- net                                       $     949 $    1,902   $  (5,396) $      887    $ (4,224)
Net realized gain (loss) on sales of investments                        309,292    (22,874)   (114,661)    (19,346)    (63,924)
Net change in unrealized appreciation or depreciation of investments     32,183    266,309     216,643     389,070     227,758
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         342,424    245,337      96,586     370,611     159,610
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                8,772     37,699      28,863     106,645      29,977
Net transfers(1)                                                       (262,267)    21,984      (3,291)     96,922      62,370
Contract charges                                                           (235)    (1,257)       (456)     (1,026)       (501)
Contract terminations:
   Surrender benefits                                                   (30,174)  (114,501)    (90,626)   (170,060)    (52,065)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (283,904)   (56,075)    (65,510)     32,481      39,781
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         225,279  1,175,917     518,707   1,415,991     343,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 283,799 $1,365,179   $ 549,783  $1,819,083    $542,682
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  279,517    749,105     591,495     880,722     497,060
Contract purchase payments                                               10,388     22,439      31,301      60,914      36,601
Net transfers(1)                                                         20,551     11,479      (2,990)     42,094      63,892
Contract charges                                                           (291)      (757)       (495)       (609)       (657)
Contract terminations:
   Surrender benefits                                                   (32,522)   (65,715)    (93,645)    (96,189)    (59,352)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        277,643    716,551     525,666     886,932     537,544
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11  --  APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                         SEGREGATED ASSET
                                                                                                          SUBACCOUNTS
                                                                                             ---------------------------------------
                                                                                                     JANUS ASPEN  JANUS ASPEN
                                                                                                       LG CAP       WORLD
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                              GRO, INST    GRO, INST

OPERATIONS
Investment income (loss) -- net                                                                     $  (31,211)  $    3,731
Net realized gain (loss) on sales of investments                                                      (334,365)    (388,462)
Net change in unrealized appreciation or depreciation of investments                                 1,270,422    1,107,215
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                        904,846      722,484
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                                             140,748      177,407
Net transfers(1)                                                                                      (226,593)    (233,760)
Contract charges                                                                                        (3,929)      (4,284)
Contract terminations:
   Surrender benefits                                                                                 (343,513)    (470,646)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                        (433,287)    (531,283)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                      3,153,889    3,509,359
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                           $3,625,448   $3,700,560
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                               2,761,872    2,341,028
Contract purchase payments                                                                             110,152      112,102
Net transfers(1)                                                                                      (172,276)    (144,372)
Contract charges                                                                                        (3,188)      (2,828)
Contract terminations:
   Surrender benefits                                                                                 (262,108)    (294,827)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                     2,434,452    2,011,103
====================================================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  --  APL VARIABLE ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

APL Variable Annuity Account 1 (the Account) was established under Arizona law and the subaccounts are registered together as a single unit investment trust of American Partners Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Arizona.

The Account is used as a funding vehicle for Privileged Assets(R) Select Annuity contracts issued by American Partners Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                              FUND
---------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                        AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Div Bond                         AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Lg Cap Eq                        AXP(R) Variable Portfolio - Large Cap Equity Fund
                                            (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Managed                          AXP(R) Variable Portfolio - Managed Fund
AXP VP Strategy Aggr                    AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Intl                        AXP(R) Variable Portfolio - Threadneedle International Fund
                                            (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Core Stock, Ser I                AIM V.I. Core Stock Fund, Series I Shares
                                            (previously INVESCO VIF - Core Equity Fund, Series I Shares)
AC VP Cap Appr, Cl I                    American Century(R) VP Capital Appreciation, Class I
AC VP Val, Cl I                         American Century(R) VP Value, Class I
CS Global Sm Cap                        Credit Suisse Trust - Global Small Cap Portfolio
                                            (previously Credit Suisse Trust - Global Post-Venture Capital Portfolio)
Janus Aspen Lg Cap Gro, Inst            Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares
                                            (previously Janus Aspen Series Growth Portfolio: Institutional Shares)
Janus Aspen World Gro, Inst             Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
---------------------------------------------------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of American Partners Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Partners Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Partners Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

--------------------------------------------------------------------------------
13  --  APL VARIABLE ANNUITY ACCOUNT 1

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Partners Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

American Partners Life deducts a contract administrative charge of $30 per year. This charge reimburses American Partners Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying contract value.

5. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Partners Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Large Cap Equity Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle International Fund     0.870% to 0.795%
--------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Large Cap Equity Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - Strategy Aggressive Fund

AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Partners Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle International Fund     0.060% to 0.035%
--------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Partners Life.

--------------------------------------------------------------------------------
14  --  APL VARIABLE ANNUITY ACCOUNT 1

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                          FUND                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                    AXP(R) Variable Portfolio - Cash Management Fund                      $ 59,735
AXP VP Div Bond                     AXP(R) Variable Portfolio - Diversified Bond Fund                      122,008
AXP VP Lg Cap Eq                    AXP(R) Variable Portfolio - Large Cap Equity Fund                      106,327
AXP VP Managed                      AXP(R) Variable Portfolio - Managed Fund                               163,546
AXP VP Strategy Aggr                AXP(R) Variable Portfolio - Strategy Aggressive Fund                    78,861
AXP VP THDL Intl                    AXP(R) Variable Portfolio - Threadneedle International Fund             68,860
AIM VI Core Stock, Ser I            AIM V.I. Core Stock Fund, Series I Shares                              156,307
AC VP Cap Appr, Cl I                American Century(R) VP Capital Appreciation, Class I                    90,531
AC VP Val, Cl I                     American Century(R) VP Value, Class I                                  530,874
CS Global Sm Cap                    Credit Suisse Trust - Global Small Cap Portfolio                       165,767
Janus Aspen Lg Cap Gro, Inst        Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares    146,107
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares    245,523
-----------------------------------------------------------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                            AXP VP        AXP VP         AXP VP        AXP VP         AXP VP         AXP VP
                                           CASH MGMT     DIV BOND       LG CAP EQ      MANAGED     STRATEGY AGGR    THDL INTL
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                            $1.26          $1.32         $1.36           $1.57        $1.17         $1.00
At Dec. 31, 2002                            $1.26          $1.38         $1.05           $1.35        $0.79         $0.81
At Dec. 31, 2003                            $1.26          $1.42         $1.34           $1.61        $1.01         $1.02
At Dec. 31, 2004                            $1.25          $1.47         $1.40           $1.74        $1.09         $1.19
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            1,042            746           797             701        1,149           292
At Dec. 31, 2002                            1,046            659           742             577        1,072           280
At Dec. 31, 2003                              213            653           711             560        1,005           278
At Dec. 31, 2004                              135            431           655             548          847           287
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $1,314           $983        $1,080          $1,098       $1,345          $291
At Dec. 31, 2002                           $1,322           $907          $776            $779         $845          $225
At Dec. 31, 2003                             $267           $930          $952            $900       $1,010          $284
At Dec. 31, 2004                             $169           $635          $919            $957         $922          $341
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            3.69%          6.39%         0.29%           2.47%        0.17%         1.20%
For the year ended Dec. 31, 2002            1.16%          5.05%         0.53%           2.58%           --         0.57%
For the year ended Dec. 31, 2003            0.54%          3.58%         0.62%           2.25%           --         1.15%
For the year ended Dec. 31, 2004            0.70%          3.80%         0.89%           2.26%           --         1.12%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2002            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2003            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2004            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            2.44%          6.45%       (18.56%)        (11.30%)     (33.52%)      (29.08%)
For the year ended Dec. 31, 2002            0.00%          4.55%       (22.79%)        (14.01%)     (32.48%)      (19.00%)
For the year ended Dec. 31, 2003            0.00%          2.90%        27.62%          19.26%       27.85%        25.93%
For the year ended Dec. 31, 2004           (0.26%)         3.45%         4.83%           8.51%        8.32%        16.24%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15  --  APL VARIABLE ANNUITY ACCOUNT 1

                                            AIM VI         AC VP          AC VP       CS GLOBAL     JANUS ASPEN      JANUS ASPEN
                                       CORE STOCK, SER ICAP APPR, CL I  VAL, CL I      SM CAP    LG CAP GRO, INST  WORLD GRO, INST
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                            $1.96          $1.12         $1.86           $1.06        $1.57         $2.03
At Dec. 31, 2002                            $1.57          $0.88         $1.61           $0.69        $1.14         $1.50
At Dec. 31, 2003                            $1.91          $1.05         $2.05           $1.01        $1.49         $1.84
At Dec. 31, 2004                            $1.97          $1.11         $2.32           $1.18        $1.54         $1.91
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              960            685           646             548        3,184         2,765
At Dec. 31, 2002                              749            591           881             497        2,762         2,341
At Dec. 31, 2003                              717            526           887             538        2,434         2,011
At Dec. 31, 2004                              625            488           941             597        2,074         1,566
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $1,882           $770        $1,201            $581       $4,997        $5,620
At Dec. 31, 2002                           $1,176           $519        $1,416            $343       $3,154        $3,509
At Dec. 31, 2003                           $1,365           $550        $1,819            $543       $3,625        $3,701
At Dec. 31, 2004                           $1,229           $544        $2,185            $704       $3,196        $2,990
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.22%             --         0.99%              --        0.06%         0.45%
For the year ended Dec. 31, 2002            1.31%             --         0.72%              --           --         0.88%
For the year ended Dec. 31, 2003            1.16%             --         1.07%              --        0.09%         1.12%
For the year ended Dec. 31, 2004            0.83%             --         1.01%              --        0.14%         0.96%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2002            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2003            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
For the year ended Dec. 31, 2004            1.00%          1.00%         1.00%           1.00%        1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (10.09%)       (29.11%)        12.05%        (29.33%)     (25.59%)      (23.40%)
For the year ended Dec. 31, 2002          (19.90%)       (21.43%)      (13.44%)        (34.91%)     (27.39%)      (26.11%)
For the year ended Dec. 31, 2003           21.66%         19.32%        27.33%          46.38%       30.70%        22.67%
For the year ended Dec. 31, 2004            3.20%          6.51%        13.20%          16.82%        3.48%         3.74%
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
16  --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Partners Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Partners Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities."

                                                            /s/ Ernst & Youg LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
17 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share data)                                                          2004          2003
ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $414,631; 2003, $384,677)                  $429,481      $400,396
   Preferred stock, at fair value (cost: 2004, $1,000; 2003, $1,000)                                    1,041         1,031
   Mortgage loans on real estate, at cost (less reserves: 2004, $759; 2003, $759)                      50,994        48,498
------------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                               481,516       449,925
Cash and cash equivalents                                                                               6,665         3,107
Accrued investment income                                                                               5,064         4,881
Deferred policy acquisition costs (Note 3)                                                             19,212        18,834
Deferred sales inducement costs (Note 4)                                                                2,051         2,670
Amounts recoverable from reinsurers                                                                       277           334
Amounts due from brokers                                                                                    4         1,559
Other accounts receivable                                                                                  98            79
Other assets                                                                                              427             9
Separate account assets                                                                                14,815        15,961
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                   $530,129      $497,359
====================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits for fixed annuities                                                        $422,589       396,445
   Deferred income taxes, net                                                                           3,688         3,262
   Other liabilities                                                                                    1,695         3,122
   Separate account liabilities                                                                        14,815        15,961
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                               442,787       418,790
====================================================================================================================================

Commitments and contingencies
Stockholder's equity:
   Capital stock, $100 par value; 30,000 shares authorized, 25,000 shares issued and outstanding        2,500         2,500
   Additional paid-in capital                                                                          46,327        46,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                   6,607         6,819
   Retained earnings                                                                                   31,908        22,923
------------------------------------------------------------------------------------------------------------------------------------
   Total stockholder's equity                                                                          87,342        78,569
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                           $530,129      $497,359
====================================================================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
18 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                  2004           2003          2002
Revenues
Net investment income                                                                  $27,123        $26,101       $25,261
Credit life insurance premiums                                                           1,758          1,726         1,828
Contractholder charges                                                                   1,116          1,411         1,740
Mortality and expense risk and other fees                                                  198            225           203
Net realized gain (loss) on investments                                                    259            139        (4,261)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                30,454         29,602        24,771
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses
Credit life insurance benefits                                                           1,111          1,224         1,284
Interest credited on investment contracts                                               12,805         13,502        15,172
Amortization of deferred policy acquisition costs                                        2,470            727          (218)
Other operating expenses                                                                 1,395          3,156         2,239
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                17,781         18,609        18,477
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision                                                      12,673         10,993         6,294
Income tax provision                                                                     3,688          3,815         2,163
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                             $ 8,985        $ 7,178       $ 4,131
====================================================================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
19 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                 2004            2003          2002
Cash flows from operating activities
Net income                                                                            $  8,985      $   7,178     $   4,131
Adjustments to reconcile net income to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                            57             (7)          (56)
   Change in accrued investment income                                                    (183)          (534)          136
   Change in deferred policy acquisition costs, net                                      1,589           (995)       (1,047)
   Change in accounts receivable                                                           (19)            (9)          (52)
   Change in policy claims and other contractholder's funds                                 --          1,646         2,404
   Deferred income taxes                                                                   541            172            44
   Change in other assets and liabilities, net                                          (1,528)            49        (3,669)
   Accretion of discount, net                                                              837            (62)         (295)
   Net realized (gain) loss on investments                                                (259)          (139)        4,261
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         10,020          7,299         5,857
------------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities
Available-for-Sale securities:
   Sales                                                                                14,664         50,277        26,579
   Purchases                                                                           (80,049)      (148,316)     (111,685)
   Maturities, sinking fund payments and calls                                          33,853         49,900        59,216
Mortgage loans on real estate:
   Sales, maturities, sinking fund payments and calls                                    5,689          4,478         1,173
   Purchases                                                                            (8,185)        (3,450)       (5,550)
Change in amounts due to and from brokers                                                1,555         (1,559)      (19,515)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (32,473)       (48,670)      (49,782)
------------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities
Activity related to investment contracts:
   Considerations received                                                              69,998         71,159        69,436
   Surrenders and other benefits                                                       (56,792)       (51,542)      (49,171)
   Interest credited to account values                                                  12,805         13,502        15,172
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         26,011         33,119        35,437
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                     3,558         (8,252)       (8,488)
Cash and cash equivalents at beginning of year                                           3,107         11,359        19,847
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                              $  6,665      $   3,107     $  11,359
====================================================================================================================================

Supplemental disclosures:
   Income taxes                                                                       $  3,611      $   3,537     $   4,845
   Interest on borrowings                                                                   --             22            --

See Notes to Financial Statements.

--------------------------------------------------------------------------------
20 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                               Accumulated
                                                                                                  Other
                                                                                  Additional  Comprehensive                Total
                                                                          Capital   Paid-in  Income (Loss),  Retained  Stockholder's
For the three years ended December 31, 2004 (In thousands)                 Stock    Capital    Net of Tax    Earnings     Equity
-----------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                                 $2,500   $46,327      $1,853      $11,614       $62,294
Comprehensive income:
   Net income                                                                  --        --          --        4,131         4,131
   Net unrealized holding gains arising on Available-for-Sale securities during the year, net of pretax deferred policy acquisition costs
      of ($7,611) and income tax benefit of $1,562                             --        --       2,900           --         2,900
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $1,439              --        --       2,672           --         2,672
                                                                                                 -------                    -------
Other comprehensive income                                                                        5,572                      5,572
                                                                                                 -------                    -------
Comprehensive income                                                           --        --          --           --         9,703
-----------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                                 $2,500   $46,327      $7,425      $15,745       $71,997
Comprehensive income:
   Net income                                                                  --        --          --        7,178         7,178
   Net unrealized holding gains arising on Available-for-Sale securities during the year, net of pretax deferred policy acquisition costs
      of $1,544 and income tax benefit of $135                                 --        --        (252)          --          (252)
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $190                --        --        (354)          --          (354)
                                                                                                 -------                    -------
Other comprehensive income                                                                         (606)                      (606)
                                                                                                 -------                    -------
Comprehensive income                                                           --        --          --           --         6,572
-----------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                                 $2,500   $46,327      $6,819      $22,923       $78,569
Comprehensive income:
   Net income                                                                  --        --          --        8,985         8,985
   Net unrealized holding losses arising on Available-for-Sale securities during the year, net of income tax benefit of $24
      and net of adjustments to deferred policy acquisition costs of $1,967
      and deferred sales inducement costs of $434                              --        --         (44)          --           (44)
   Reclassification adjustment for gains on Available-for-Sale securities
      included in net income, net of income tax provision of $90               --        --        (168)          --          (168)
                                                                                                 -------                    -------
Other comprehensive income                                                                         (212)                      (212)
                                                                                                 -------                    -------
Comprehensive income                                                           --        --          --           --         8,773
-----------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                                 $2,500   $46,327      $6,607      $31,908       $87,342
===================================================================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
21 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Partners Life Insurance Company (American Partners Life) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 48 states. American Partners Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

American Partners Life's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. All business is marketed primarily on a direct response basis to American Express(R) Cardmembers. American Partners Life also assumes reinsurance on credit life insurance written to cover monthly outstanding balances on American Express Company's credit and charge cards and on an affiliate company's customer lines of credit.

American Partners Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Partners Life has the option of paying a higher rate set at its discretion. Under American Partners Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (American Partners Life's primary regulator), as discussed in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Credit life insurance premiums

Credit life insurance premiums are recognized as revenue when due.

Contractholder charges

Contractholder charges include cost of administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Partners Life's separate account assets. American Partners Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

--------------------------------------------------------------------------------
22 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Balance Sheet

Investments

Available-for-sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Partners Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, the investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Partners Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Partners Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Partners Life's annuity products, the DAC balance at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balance. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Partners Life's annuity business are typically 15 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

--------------------------------------------------------------------------------
23 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Partners Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Partners Life's major sources of revenue from variable annuities it sells are mortality and expense risk and other fees.

American Partners Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Partners Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Partners Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Partners Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2004, depending on year of issue, with an average rate of approximately 4.8% at December 31, 2004.

Income taxes

American Partners Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Partners Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

--------------------------------------------------------------------------------
24 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Partners Life's financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 did not have a material impact on the Financial Statements of American Partners Life.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Partners Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Partners Life complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Partners Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

--------------------------------------------------------------------------------
25 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                      $188,956       $ 9,057          $(274)     $197,739
   Mortgage and other asset-backed securities                            159,824         4,370           (121)      164,073
   Foreign corporates                                                     37,798         1,598           (148)       39,248
   Structured investments(a)                                              10,558            --            (85)       10,473
   U.S. Government agency obligations                                     17,495           457             (4)       17,948
---------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   414,631        15,481           (632)      429,481
Preferred stocks                                                           1,000            41             --         1,041
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                $415,631       $15,523          $(632)     $430,522
=================================================================================================================================

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                      $179,889       $ 9,840        $  (645)     $188,053
   Mortgage and other asset-backed securities                            153,233         5,980           (304)      158,909
   Foreign corporates                                                     33,505         1,677           (325)       34,857
   Structured investments(a)                                              10,564            39           (293)       10,310
   U.S. Government agency obligations                                      7,486           781             --         8,267
---------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   384,677        18,317         (1,567)      400,396
Preferred stocks                                                           1,000            31             --         1,031
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                $385,677       $18,348        $(1,567)     $401,427
=================================================================================================================================

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

                                                          Less than 12 months       12 months or more             Total
---------------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
Description of securities:                                Value      Losses         Value     Losses        Value     Losses
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds and obligations                          $22,027     $(139)       $ 5,906     $(135)      $27,933     $(274)
Mortgage and other asset-backed securities                20,824      (121)            --        --        20,824      (121)
Foreign corporate bonds and obligations                    6,967       (73)         3,479       (75)       10,446      (148)
U.S. Government and agencies obligations                     265        (3)            --        --           265        (3)
Structured investments                                        --        --         10,473       (86)       10,473       (86)
---------------------------------------------------------------------------------------------------------------------------------
Total                                                    $50,083     $(336)       $19,858     $(296)      $69,941     $(632)
=================================================================================================================================

--------------------------------------------------------------------------------
26 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Partners Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
---------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
---------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 65        $ 50       $--            11       $ 20       $ (1)          76         $ 70      $ (1)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --            --         --         --           --           --        --
Less than 80%              --          --        --            --         --         --           --           --        --
---------------------------------------------------------------------------------------------------------------------------------
Total                      65        $ 50       $--            11       $ 20       $ (1)          76         $ 70      $ (1)
=================================================================================================================================

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, all of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $86 thousand of the $632 thousand in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 95-100% category. With regard to this security, American Partners Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Partners Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004.

American Partners Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Partners Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Partners Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale securities by maturity as of December 31, 2004:

                                                                                                      Amortized       Fair
(Thousands)                                                                                             Cost          Value
---------------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                    $  6,429      $  6,562
Due after 1 year through 5 years                                                                       71,751        75,986
Due after 5 years through 10 years                                                                    143,458       149,329
Due after 10 years                                                                                     22,611        23,058
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      244,249       254,935
Mortgage and asset-backed securities                                                                  159,824       164,073
Structured investments                                                                                 10,558        10,473
Preferred stock                                                                                         1,000         1,041
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                $415,631      $430,522
=================================================================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as the preferred stock, were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $7.4 million were on deposit with various states as required by law.

--------------------------------------------------------------------------------
27 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 89 percent of American Partners Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $4 million and $5 million of securities at December 31, 2004 and 2003, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2004           2003
--------------------------------------------------------------------------------
AAA                                                     44%           43%
AA                                                       3             3
A                                                       19            20
BBB                                                     26            27
Below investment grade                                   8             7
--------------------------------------------------------------------------------
   Total                                               100%          100%
--------------------------------------------------------------------------------
At December 31, 2004 and 2003, approximately 63 and 84 percent of the securities rated AAA are GNMA, FNMA, and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                           2004           2003          2002
--------------------------------------------------------------------------------
Sales                               $14,664       $ 50,277      $ 26,579
Maturities                          $33,853       $ 49,900      $ 59,216
Purchases                           $80,049       $148,316      $111,685
--------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                           2004           2003          2002
--------------------------------------------------------------------------------
Gross realized gains from sales       $ 451        $ 2,682       $   772
Gross realized losses from sales      $(192)       $  (970)      $(1,907)
Other-than-temporary impairments      $  --        $(1,168)      $(2,977)
--------------------------------------------------------------------------------

As of December 31, 2004, American Partners Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Partners Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, American Partners Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $13.4 million, into a securitization trust. In return, American Partners Life received $1.8 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $11.7 million. As of December 31, 2004, the retained interests had a carrying value of $10.5 million, of which $7.8 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. American Partners Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003, was not material.

--------------------------------------------------------------------------------
28 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of mortgage loans on real estate at December 31:

(Thousands)                                                                                             2004          2003
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                         $51,753       $49,257
Mortgage loans on real estate reserves                                                                    759           759
------------------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                    $50,994       $48,498
------------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Partners Life's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil. American Partners Life recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003, and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                        $759           $353          $200
Provision for mortgage loan losses                                                          --            406           153
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                      $759           $759          $353
------------------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                              December 31, 2004           December 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                                On Balance     Funding       On Balance    Funding
Region                                                                        Sheet     Commitments        Sheet    Commitments
------------------------------------------------------------------------------------------------------------------------------------
East North Central                                                         $ 7,518        $ --           $ 7,733     $   --
West North Central                                                           2,164          --             3,198         --
South Atlantic                                                               9,451          --             9,744         --
Middle Atlantic                                                              4,620          --             1,462      2,000
New England                                                                  2,352          --                --      2,380
Pacific                                                                     12,678          --            10,941         --
West South Central                                                           3,766          --             5,910         --
East South Central                                                           1,701          --             1,777         --
Mountain                                                                     7,503         200             8,492         --
------------------------------------------------------------------------------------------------------------------------------------
                                                                            51,753         200            49,257      4,380
Less reserves for losses                                                       759          --               759         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   $50,994        $200           $48,498     $4,380
====================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                              December 31, 2004           December 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                                On Balance      Funding      On Balance    Funding
Property type                                                                 Sheet      Commitments       Sheet    Commitments
------------------------------------------------------------------------------------------------------------------------------------
Office buildings                                                           $21,196        $ --           $20,647     $4,380
Department/retail stores                                                    12,690         200            10,615         --
Apartments                                                                   4,091          --             4,218         --
Industrial buildings                                                         7,148          --             6,965         --
Medical buildings                                                            4,731          --             4,872         --
Other                                                                        1,897          --             1,940         --
------------------------------------------------------------------------------------------------------------------------------------
                                                                            51,753         200            49,257      4,380
Less reserves for losses                                                       759          --               759         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   $50,994        $200           $48,498     $4,380
====================================================================================================================================

--------------------------------------------------------------------------------
29 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                             $22,802        $22,343       $21,465
Income on mortgage loans on real estate                                                  3,869          3,906         3,694
Other                                                                                      779            216           333
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        27,450         26,465        25,492
Less investment expenses                                                                   327            364           231
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $27,123        $26,101       $25,261
====================================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                          $259          $ 545       $(4,111)
Mortgage loans on real estate                                                               --           (406)         (153)
Other                                                                                       --             --             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                  $259          $ 139       $(4,261)
====================================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                    $18,834        $16,295       $22,858
Capitalization of expenses                                                                 881          1,722           830
Amortization                                                                            (2,470)          (727)          218
Change in unrealized investment gains and losses                                         1,967          1,544        (7,611)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                  $19,212        $18,834       $16,295
====================================================================================================================================

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Partners Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Partners Life has established additional liabilities for these variable annuity death benefits under SOP 03-1. American Partners Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, American Partners Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
30 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which American Partners Life has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB by Benefit Type                                                                  2004             2003
(Dollar amounts in millions)
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium      Total Contract Value                          $17.7            $18.2
                                                         Contract Value in Separate Accounts           $14.8            $15.9
                                                         Net Amount at Risk*                           $ 2.6            $ 0.5
                                                         Weighted Average Attained Age                    55               55
------------------------------------------------------------------------------------------------------------------------------------

*  Represents current death benefit less total contract value for GMDB and assumes the actuarially remote scenario that all claims become payable on the same day.
------------------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income. At December 31, 2004 there was no additional liability established.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $2.1 million and $2.7 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Partners Life capitalized $0.1 million for each of the years ended December 31, 2004 and 2003. American Partners Life amortized $0.3 million and $0.1 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Partners Life qualifies as a life insurance company for federal income tax purposes. As such, American Partners Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax provision for the years ended December 31, consists of the following:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                              $3,082         $3,656        $2,160
   Deferred                                                                                541            172            44
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         3,623          3,828         2,204
State income taxes-current                                                                  65            (13)          (41)
------------------------------------------------------------------------------------------------------------------------------------
Income tax provision                                                                    $3,688         $3,815        $2,163
====================================================================================================================================

Income tax provision differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                        2004                   2003                    2002
------------------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $ 4,436     35.0%        $3,848     35.0%        $2,203       35.0%
State income taxes, net of federal benefit                      43     (0.3)            (8)    (0.1)           (27)      (0.4)
Intercompany tax allocation true-up                         (1,106)    (8.7)            --       --             --         --
All Other                                                      315      2.5            (25)    (0.2)           (13)      (0.2)
------------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change               $3,688     29.1%        $3,815     34.7%        $2,163       34.4%
====================================================================================================================================

The intercompany tax allocation true-up is the result of detailed review of AEFC's intercompany current federal tax accounts and the corresponding allocation adjustment necessary to properly reflect American Partner Life's current tax liability as of December 31, 2004.

--------------------------------------------------------------------------------
31 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Partners Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $ 1,969       $ 3,054
   Other investments                                                                                    4,425         4,407
   Other                                                                                                  348           489
------------------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                               6,742         7,950
------------------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    6,872         7,540
   Net unrealized gain on Available-for-Sale securities                                                 3,558         3,672
------------------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                         10,430        11,212
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liabilities                                                                          $ 3,688       $ 3,262
====================================================================================================================================

American Partners Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Partners Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Partners Life's surplus as determined in accordance with accounting practices prescribed by the State of Arizona. American Partners Life's statutory unassigned surplus aggregated $7.9 million and ($2.1) million as of December 31, 2004 and 2003, respectively. Dividends in excess of $5.2 million would require approval of the Department of Insurance of the State of Arizona.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                   $10,651        $ 3,837      $ (2,618)
Statutory capital and surplus                                                           54,988         44,953        40,243

7. RELATED PARTY TRANSACTIONS

American Partners Life entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107.6 million block of single premium deferred annuities was transferred from IDS Life to American Partners Life. The accompanying balance sheet includes $46.2 million and $53.7 million for future policy benefits related to this agreement as of December 31, 2004 and 2003, respectively.

American Partners Life has no employees. Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $2.2 million, $4.5 million, and $3.0 million, for 2004, 2003, and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Partners Life may not be reflective of expenses that would have been incurred by American Partners Life on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $413 thousand and $918 thousand, respectively, to IDS Life for federal income taxes.

8. LINES OF CREDIT

American Partners Life has an available line of credit with AEFC of $10 million. The interest rate for any borrowing is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 or 2003.

--------------------------------------------------------------------------------
32 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

9. REINSURANCE

As discussed in Note 7, American Partners Life reinsures a block of single premium deferred annuity contracts from IDS Life, with reserves of $46.2 million and $53.7 million as of December 31, 2004 and 2003, respectively.

American Partners Life also assumes a small amount of reinsurance on credit life insurance written to cover monthly outstanding balances on American Express Company's credit and charge cards and on affiliate company's customer lines of credit. Amounts in force were $188.2 million and $418.7 million with reserves of $256 thousand and $333 thousand as of December 31, 2004 and 2003, respectively.

American Partners Life also cedes 100% of the risk on a very small block of level term life insurance to a reinsurer. Amounts in force were $52.8 million and $18.5 million, as of December 31, 2004 and 2003, respectively.

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, DAC and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Partners Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                   2004                         2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
(Thousands)                                                                Amount        Value           Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Assets
Fixed maturities                                                          $429,481    $429,481          $400,396   $400,396
Mortgage loans on real estate                                               50,994      56,472            48,498     54,347
Separate account assets                                                     14,815      14,815            15,961     15,961
Cash and Cash equivalents                                                    6,665       6,665             3,107      3,107

Financial Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Future policy benefits for fixed annuities                                $422,568    $416,190          $396,445   $387,922
Separate account liabilities                                                14,815      14,621            15,961     15,759

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values of cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates.

The fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges.

--------------------------------------------------------------------------------
33 --  APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, American Partners Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. American Partners Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Partners Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Partners Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Partners Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Partners Life financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Partners Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Partners Life's financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Partners Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Partners Life's financial strength rating at "Aa3" and Fitch lowered American Partners Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Partners Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Partners Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
34 --  APL VARIABLE ANNUITY ACCOUNT 1

S-6321 C (4/05)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1:

         Report of Independent Registered Public Accounting Firm dated March 31, 2005.
         Statements of Assets and Liabilities as of Dec. 31, 2004.
         Statements of Operations for the year ended Dec. 31, 2004.
         Statements of Changes in Net Assets for the years ended Dec. 31 2004 and 2003.
         Notes to Financial Statements.

         American Partners Life Insurance Company:

         Report of Independent Registered Public Accounting Firm dated Feb. 18, 2005.
         Balance Sheets as of Dec. 31, 2004 and 2003.
         Statements of Income for the years ended Dec. 31, 2004, 2003 and 2002. Statements of Cash Flows for the years ended Dec. 31, 2004, 2003 and 2002.
         Statements of Stockholder's Equity for the three years ended Dec. 31, 2004.
         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.       Not Applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.3 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131065 9/02) filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated herein by reference.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2      Amended and  Restated  By-Laws of  American  Partners  Life,  filed as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         33-57731 is incorporated herein by reference.

6.3 Amendments to the By-Laws of American Partners Life Insurance Company adopted as of 9/19/02 filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated herein by reference.

7.       Not Applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, is filed electronically herewith.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)

Name                                  Principal Business Address*        Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------

Gumer C. Alvero                                                          Director and President

Timothy V. Bechtold                                                      Director and Vice President - Insurance Products

Arthur H. Berman                                                         Director, Vice President - Finance

Walter S. Berman                                                         Vice President and Treasurer

Lorraine R. Hart                                                         Vice President - Investments

Paul R. Johnston                                                         Assistant General Counsel and
                                                                         Secretary

Michelle M. Keeley                                                       Vice President - Investments

Christopher J. Kopka                                                     Money Laundering Prevention Officer

Mary Ellyn Minenko                                                       Vice President, Group Counsel and
                                                                         Assistant Secretary

Thomas W. Murphy                                                         Vice President - Investments

Roger Natarajan                                                          Director

Scott R. Plummer                                                         38a-1 Chief Compliance Officer

Mark E. Schwarzmann                                                      Director, Chairman of the Board
                                                                         and Chief Executive Officer

Heather M. Somers                                                        General Counsel

David K. Stewart                                                         Vice President and Controller

Beth E. Weimer                                                           Chief Compliance Officer

* Unless otherwise noted, the principal business address is: 1751 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contract owners

         As of March 31, 2005, there were 29 contract owners of qualified contracts and 934 contract owners of non-qualified contracts.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -
                                                        Great Plains

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------------       ----------------      ---------------      -----------           ------------

American Express        None                  None                 None                  None
Financial Advisors
Inc.


Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  1751 AXP Financial Center
                  Minneapolis, MN 55474

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

     (a) (b) & (c)  These   undertakings   were  filed  with  the   Registrant's
                    Pre-Effective Amendment No. 1, File No. 33-57731.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2005.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                    -------------------------------------------
                                            (Depositor)

                                    By /s/  Gumer C. Alvero*
                                    -------------------------------------------
                                            Gumer C. Alvero
                                            President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2005.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and President
--------------------------
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                     Director and Vice President -
--------------------------                    Insurance Products
     Timothy V. Bechtold


/s/  Arthur H. Berman*                        Director and Vice President -
----------------------------                  Finance
     Arthur H. Berman                         (Principal Financial Officer)


/s/  B. Roger Natarajan*                      Director
----------------------------
     B. Roger Natarajan


/s/  Mark E. Schwarzmann*                     Chairman of the Board and
----------------------------                  Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)


/s/  David K. Stewart**                       Vice President and Controller
-------------------------                     (Principal Accounting Officer)
     David K. Stewart


* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically herewith as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 11, by:

** Signed pursuant to Power of Attorney dated July 7, 2004, filed electronically herewith as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 11, by:




/s/ Mary Ellyn Minenko
--------------------------
    Mary Ellyn Minenko
    Group Counsel

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 11
                     TO REGISTRATION STATEMENT NO. 33-57731

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.